Basic and diluted Net Income (Loss) Per Share - Schedule of Computation of Diluted Net Income Loss Per Share (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Total common stock equivalents	49,779,627	15,050,500	49,779,627	15,050,500	15,290,486	15,290,486
Warrant [Member]
Total common stock equivalents	28,405,782		28,405,782
Stock Option [Member]
Total common stock equivalents	21,373,845	15,050,500	21,373,845	15,050,500